CONSOLIDATED BALANCE SHEETS In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Current assets
Cash and cash equivalents	$ 20,431	¥ 1,679,200	¥ 2,080,709
Time deposits	977	80,301	203,874
Marketable securities	14,370	1,181,070	1,225,435
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥11,856 million in 2011 and ¥13,004 million ($158 million) in 2012	24,332	1,999,827	1,449,151
Finance receivables, net	50,065	4,114,897	4,136,805
Other receivables	4,971	408,547	306,201
Inventories	19,738	1,622,282	1,304,242
Deferred income taxes	8,744	718,687	605,884
Prepaid expenses and other current assets	6,283	516,378	517,454
Total current assets	149,911	12,321,189	11,829,755
Noncurrent finance receivables, net	68,165	5,602,462	5,556,746
Investments and other assets
Marketable securities and other securities investments	49,320	4,053,572	3,571,187
Affiliated companies	23,372	1,920,987	1,827,331
Employees receivables	688	56,524	62,158
Other	5,607	460,851	661,829
Total investments and other assets	78,987	6,491,934	6,122,505
Property, plant and equipment
Land	15,127	1,243,261	1,237,620
Buildings	44,542	3,660,912	3,635,605
Machinery and equipment	110,651	9,094,399	8,947,350
Vehicles and equipment on operating leases	31,334	2,575,353	2,491,946
Construction in progress	3,350	275,357	298,828
Total property, plant and equipment, at cost	205,004	16,849,282	16,611,349
Less - Accumulated depreciation	(129,139)	(10,613,902)	(10,302,189)
Total property, plant and equipment, net	75,865	6,235,380	6,309,160
Total assets	372,928	30,650,965	29,818,166
Current liabilities
Short-term borrowings	41,984	3,450,649	3,179,009
Current portion of long-term debt	30,571	2,512,620	2,772,827
Accounts payable	27,285	2,242,583	1,503,072
Other payables	7,654	629,093	579,326
Accrued expenses	22,248	1,828,523	1,773,233
Income taxes payable	1,628	133,778	112,801
Other current liabilities	11,976	984,328	870,722
Total current liabilities	143,346	11,781,574	10,790,990
Long-term liabilities
Long-term debt	73,516	6,042,277	6,449,220
Accrued pension and severance costs	8,619	708,402	668,022
Deferred income taxes	11,058	908,883	810,127
Other long-term liabilities	1,744	143,351	179,783
Total long-term liabilities	94,937	7,802,913	8,107,152
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2011 and 2012; issued: 3,447,997,492 shares in 2011 and 2012	4,831	397,050	397,050
Additional paid-in capital	6,700	550,650	505,760
Retained earnings	144,994	11,917,074	11,835,665
Accumulated other comprehensive income (loss)	(14,343)	(1,178,833)	(1,144,721)
Treasury stock, at cost, 312,298,805 shares in 2011 and 281,187,739 shares in 2012	(13,818)	(1,135,680)	(1,261,383)
Total Toyota Motor Corporation shareholders' equity	128,364	10,550,261	10,332,371
Noncontrolling interests	6,281	516,217	587,653
Total shareholders' equity	134,645	11,066,478	10,920,024
Commitments and contingencies
Total liabilities and shareholders' equity	$ 372,928	¥ 30,650,965	¥ 29,818,166